Federated Hermes Municipal Obligations Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Wealth Shares [Member] | WS
Prospectus [Line Items]
Average Annual Return, Percent	3.53%	1.75%	1.28%